SCHEDULE OF SHORT-TERM INVESTMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	$ 65
Add: purchase wealth management financial products		67	$ 5,097,816	$ 2,159,920
Less: proceeds received upon maturity of short-term investments			6,776,385	470,082
Foreign currency translation adjustments	157,501	9,989
Ending balance of short-term investments		65
Short-Term Investments [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	65		1,703,314
Add: purchase wealth management financial products		65	5,097,816
Less: proceeds received upon maturity of short-term investments	65		6,776,385
Foreign currency translation adjustments			(24,745)
Ending balance of short-term investments		$ 65		$ 1,703,314